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<FILENAME>nasr-vul201.txt

                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:              (a)
             or fiscal year ending:              (b)  12/31/01
Is this a transition report (Y/N)   N
                                   ___
Is this an amendment to a previous filing (Y/N)    N
                                                   __
Those items or sub-items with a box "//" after the item number should be completed only if the answer has changed from the previous filing on this form.



1. A.    Registrant  Name:    Separate  Account  VUL-2 of The American Franklin
                              Life Insurance Company

   B. File Number:  811-6366

   C. Telephone Number:  (217) 528-2011


2. A. Street:  #1 Franklin Square

   B.  City: Springfield  C. State: IL D. Zip Code: 62713  Zip Ext:0001

   E. Foreign Country:                       Foreign Postal Code:


3. Is this the first filing on this form by Registrant? (Y/N)              N

4. Is this the last filing on this form by Registrant? (Y/N)               N

5. Is Registrant a small business investment company (SBIC)? (Y/N)    N
   [If answer is "Y"(Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)            Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]

For period ending   December 31, 2001

File number 811-6366


UNIT INVESTMENT TRUSTS

111.  A.       Depositor Name:_________________________________________________

      B.       File Number (If any):______________________

      C.       City:_______ State:   ___ Zip Code:  _____     Zip Ext.:________

               Foreign Country:__________________ Foreign Postal Code:_______

111.  A.       Depositor Name:_____________________________________________

      B.       File Number (If any):_________________________

      C.       City:____________ State:_____ Zip Code:_________ Zip Ext.______

               Foreign Country:_________________ Foreign Postal Code:__________


112.  A.       Sponsor Name:_______________________________________________

      B.       File Number (If any):______________________

      C.       City:_______________State:_____Zip Code:______Zip Ext.:________

               Foreign Country:_________________Foreign Postal Code:_______

112.  A.       Sponsor Name:________________________________________________

      B.       File Number (If any)____________________________

      C.       City:_______________ State: ______ Zip Code:_____ Zip Ext:_____

               Foreign Country:_________________ Foreign Postal Code:__________

For period ending   December 31, 2001

File number 811-6366




113.  A.       Trustee Name:____________________________________________________

      B.       City:____________  State:______ Zip Code:  _____ Zip Ext.:_____

               Foreign Country:________________ Foreign Postal Code:________

113.  A.       Trustee Name:____________________________________________________

      B.       City:_____________ State:_____ Zip Code:______ Zip Ext.:_____

               Foreign Country:________________ Foreign Postal Code:__________


114.  A.       Principal Underwriter Name:        ______________________________

      B.       File Number:   ____________

      C.       City:  _______  State:______  Zip Code:_____  Zip Ext.:_____

               Foreign Country:___________________ Foreign Postal Code:_______

114.  A.       Principal Underwriter Name:__________________________________

      B.       File Number: 8-_______________

      C.       City:_______________  State:___  Zip  Code:_____ Zip Ext.:_____

               Foreign Country:___________________ Foreign Postal Code________

115.  A.       Independent Public Accountant Name:_________________________

      B.       City:______  State  _________  Zip Code________   Zip Ext.:____

               Foreign Country:__________________ Foreign Postal Code:________

115.  A.       Independent Public Accountant Name:___________________________

      B.       City:_______________  State:____  Zip  Code:_____  Zip Ext.:____

               Foreign Country:________________  Foreign Postal Code:_______

For period ending   December 31, 2001

File number 811-6366


116.  Family of investment companies information:

      A.       Is Registrant part of a family of investment
               companies?                                     (Y/N) ___
                                                                    Y/N

      B.       Identify the family in 10 letters: _____________________________
                   (NOTE:  In filing this form, use this identification
                        consistently for all investment companies in family. This designation is for purposes of this form only.)


117.  A.       Is Registrant a separate account of an insurance
               company?                                          (Y/N)________
                                                                        Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.       Variable annuity contracts? (Y/N) ____________________________
                                                            Y/N

      C.       Scheduled premium variable life contracts? (Y/N)______________
                                                                   Y/N

      D.       Flexible premium variable life contracts?  (Y/N)_______________
                                                                    Y/N

      E.       Other types of insurance products registered under the Securities
               Act of 1933? (Y/N)                                       ________
                                                                          Y/N

118.  State the number of series existing at the end of the period that had
      securities  registered under the  Securities  Act  of  1933    ___________

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _________

120.  State the total value of the portfolio securities on the date of deposit
      for the new series included in item 119 ($000's omitted)     ___________

121. State the number of series for which a current prospectus was in existence at the end of the period ________________________________

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period ___________________________________________________

For period ending   December 31, 2001

File number 811-6366



123.  State the total value of the additional units considered in answering item 122 ($000's omitted)_______________________________$100,528_____

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)_____________$___________

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ____$__________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)_____________________________________________$_________________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                Total
                                 Number         Total           Income
                                   Of           Assets       Distributions
                                 Series        ($000's          ($000's)
                                Investing      omitted)         omitted)
A. U.S. Treasury direct issue    __________   $_________     $_________

B. U.S. Government agency        __________   $_________     $_________

C. State and municipal tax-free  __________   $_________     $_________

D. Public utility debt           __________   $_________     $_________

E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent                        __________   $_________     $_________

F. All other corporate intermed.
   & long-term debt              __________   $_________     $_________

G. All other corporate short-
   term debt                     __________   $_________     $__________

H. Equity securities of brokers
   of dealers or parents of
   brokers or dealers            __________   $_________     $__________


For period ending   December 31, 2001

File number 811-6366

                                                                  Total
                                  Number         Total            Income
                                    Of           Assets        Distributions
                                  Series        ($000's           ($000's)
                                Investing       omitted)          omitted)
I. Investment company equity
   securities                    _________     $________     $__________

J. All other equity securities          1      $369,621      $   21,996
                                 ---------     ---------      ----------
K. Other securities              _________     $________     $__________

L. Total asset of all series
   of registrant                        1      $369,621      $   21,996
                                 ---------      --------       ----------

For period ending   December 31, 2001

File number 811-6366

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
     issuer?     (Y/N)_____________________________________________________

     [if answer is "N" (No), go to item 131.]                          Y/N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
     current period?    (Y/N)____________________________________________

     [If answer is "N" (No), go to item 131.]                     Y/N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
     insurance or guarantees?   (Y/N)___________________________________
                                                                 Y/N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)_______________________       $2,765

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
	811-6366

For period ending 12/31/01
File number 811-6366




This report is signed on behalf of the Registrant, Separate Account VUL-2 of The American Franklin Life Insurance Company, in the City of Springfield and State of Illinois on this 26 day of February, 2002.




                         SEPARATE ACCOUNT VUL-2 OF THE
                         AMERICAN FRANKLIN LIFE INSURANCE
                         COMPANY
                         BY:  THE AMERICAN FRANKLIN LIFE
                               INSURANCE COMPANY, DEPOSITOR

                              By:  /s/ Dale W. Sachtleben
                                   Dale W. Sachtleben
                                   Vice President




Witness        /s/ Christian D. Weiss
           Christian D. Weiss
           Assistant Secretary